Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Bush & Associates CPA LLC
Auditor Firm ID	6797
Auditor Location	Henderson, Nevada
Auditor Opinion [Text Block]

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated statements of financial position of Fusion Fuel Green PLC and subsidiaries. (the “company”) as of December 31, 2024, and the related consolidated statements of (loss)/profit and other comprehensive (loss)/income, changes in equity, and cash flows for the year in the year ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Fusion Fuel Green PLC. as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with standards of the Public Company Accounting Oversight Board (PCAOB) accepted in the United States of America.